DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Notional Balance and Fair Values of Derivatives Outstanding

The following table shows the notional balances and fair values (including net accrued interest) of the derivatives outstanding by derivative type at June 30, 2016 and December 31, 2015:

	June 30, 2016			December 31, 2015
	Notional Amount	Derivative Assets	Derivative Liabilities	Notional Amount	Derivative Assets	Derivative Liabilities
Derivatives designated as hedging instruments:
Interest rate swaps	$20,872	$—	$1,098	$12,284	$—	$246

Total derivatives designated as hedging relationships	20,872	—	1,098	12,284	—	246

Derivatives not designated as hedging instruments:
Interest rate caps/floors	3,003	—	—	3,140	2	—

Total derivatives not designated as hedging instruments	3,003	—	—	3,140	2	—

Total	$23,875	—	1,098	$15,424	2	246

Cash collateral		—	(1,160)		—	(270)
Netting adjustments		62	62		24	24

Net amount presented in Balance Sheet		$62	$—		$26	$—

The following table shows the notional balances and fair values (including net accrued interest) of the derivatives outstanding by derivative type at December 31, 2015 and December 31, 2014:

	December 31, 2015			December 31, 2014
	Notional Amount	Derivative Assets	Derivative Liabilities	Notional Amount	Derivative Assets	Derivative Liabilities
Derivatives designated as hedging instruments:
Interest rate swaps	$12,284	$—	$246	$—	$—	$—

Total derivatives designated as hedging relationships	12,284	—	246	—	—	—

Derivatives not designated as hedging instruments:
Interest rate caps/floors	3,140	2	—	3,399	11	—

Total derivatives not designated as hedging instruments	3,140	2	—	3,399	11	—

Total	$15,424	2	246	$3,399	11	—

Cash Collateral		—	(270)		—	—
Netting adjustments		24	24		—	—

Net amount presented in Balance Sheet		$26	$—		$11	$—

Summary of Net Losses on Derivatives and Hedging Activities

For the three-month and six-month periods ended June 30, 2016 and 2015, the Company recorded net losses on derivatives and hedging activities:

	Three months ended		Six months ended
	June 30, 2016	June 30, 2015	June 30, 2016	June 30, 2015
Derivatives designated as hedging instruments:
Interest rate swaps	$—	$—	$—	$—

Total net gain (loss) related to fair value hedge ineffectiveness	—	—	—	—

Derivatives not designated as hedging instruments:
Economic hedges:
Interest rate caps/floors	(1)	(1)	(2)	(6)

Total net gains (losses) related to derivatives not designated as hedging instruments	(1)	(1)	(2)	(6)

Net gains (losses) on derivatives and hedging activities	$(1)	$(1)	$(2)	$(6)

For the years ended December 31, 2015, 2014 and 2013, the Company recorded net losses on derivatives and hedging activities:

	2015	2014	2013
Derivatives designated as hedging instruments:
Interest rate swaps	$—	$—	$—

Total net gain (loss) related to fair value hedge ineffectiveness	—	—	—

Derivatives not designated as hedging instruments:
Economic hedges:
Interest rate caps/floors	(9)	(33)	22

Total net gains (losses) related to derivatives not designated as hedging instruments	(9)	(33)	22

Net gains (losses) on derivatives and hedging activities	$(9)	$(33)	$22

Summary of Recorded Net Gains (Losses) on Derivatives and Related Hedged Items in Fair Value Hedging Relationships

The following table shows the recorded net gains (losses) on derivatives and the related hedged items in fair value hedging relationships and the impact of those derivatives on the Company’s net interest income for the three-month periods ended June 30, 2016 and 2015.

	June 30, 2016
	Gain/(Loss) on Derivatives	Gain/(Loss) on Hedged Items	Net Fair Value Hedge Ineffectiveness	Effect of Derivatives on Net Interest Income
Commercial real estate loans	$(325)	$325	$—	$(47)

Total	$(325)	$325	$—	$(47)

	June 30, 2015
	Gain/(Loss) on Derivatives	Gain/(Loss) on Hedged Items	Net Fair Value Hedge Ineffectiveness	Effect of Derivatives on Net Interest Income
Commercial real estate loans	$(15)	$15	$—	$(10)

Total	$(15)	$15	$—	$(10)

The following table shows the recorded net gains (losses) on derivatives and the related hedged items in fair value hedging relationships and the impact of those derivatives on the Company’s net interest income for the six-month periods ended June 30, 2016 and 2015.

	June 30, 2016
	Gain/(Loss) on Derivatives	Gain/(Loss) on Hedged Items	Net Fair Value Hedge Ineffectiveness	Effect of Derivatives on Net Interest Income
Commercial real estate loans	$(850)	$850	$—	$(86)

Total	$(850)	$850	$—	$(86)

	June 30, 2015
	Gain/(Loss) on Derivatives	Gain/(Loss) on Hedged Items	Net Fair Value Hedge Ineffectiveness	Effect of Derivatives on Net Interest Income
Commercial real estate loans	$(15)	$15	$—	$(10)

Total	$(15)	$15	$—	$(10)

The following table shows the recorded net gains (losses) on derivatives and the related hedged items in fair value hedging relationships and the impact of those derivatives on the Company’s net interest income for the year ended December 31, 2015. No hedging relationships were outstanding during the years ended December 31, 2014 and 2013.

	December 31, 2015
	Gain/(Loss) on Derivatives	Gain/(Loss) on Hedged Items	Net Fair Value Hedge Ineffectiveness	Effect of Derivatives on Net Interest Income
Commercial real estate loans	$(242)	$242	$—	$(82)

Total	$(242)	$242	$—	$(82)